UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number 811-5970

Cash Account Trust

(Exact name of registrant as specified in charter)

222 South Riverside Plaza

Chicago, IL 60606

(Address of principal executive offices)             (Zip code)

Paul Schubert

345 Park Avenue

New York, NY 10154

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 454-7190

Date of fiscal year end: 04/30

Date of reporting period: 07/31/06

Form N-Q is to be used by registered management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1. SCHEDULE OF INVESTMENTS

Investment Portfolio	as of July 31, 2006 (Unaudited)

Cash Account Trust-Money Market Portfolio

	Principal Amount ($)	Value ($)

Certificates of Deposit and Bank Notes 15.3%
Banco Bilbao Vizcaya Argentaria SA, 4.98%, 9/1/2006	6,000,000	5,999,810
Bank of Nova Scotia, 5.31%, 8/8/2006	45,000,000	45,000,000
Bank of Tokyo-Mitsubishi-UFJ Ltd., 5.3%, 8/8/2006	50,000,000	50,000,000
Credit Suisse, 5.71%, 6/28/2007	25,000,000	25,000,000
Five Finance, Inc., 144A, 5.7%, 6/28/2007	30,000,000	29,997,280
HBOS Treasury Services PLC:
5.0%, 2/12/2007	60,000,000	60,000,000
5.305%, 4/19/2007	60,000,000	60,000,000
Natexis Banque Populaires:
5.0%, 2/8/2007	40,000,000	40,000,000
5.0%, 2/9/2007	25,000,000	25,000,000
5.55%, 6/18/2007	20,000,000	20,000,000
Norinchukin Bank, 5.35%, 8/7/2006	20,000,000	20,000,000
Royal Bank of Canada, 4.775%, 12/1/2006	125,000,000	125,002,021
Societe Generale:
4.2%, 9/1/2006	50,000,000	49,938,088
5.305%, 5/2/2007	35,000,000	35,000,000
5.32%, 2/20/2007	10,000,000	10,000,000
Wells Fargo Bank, NA, 5.3%, 8/4/2006	50,000,000	50,000,000

Total Certificates of Deposit and Bank Notes (Cost $650,937,199)		650,937,199
Commercial Paper** 15.0%
Atlantis One Funding Corp., 5.265%, 8/4/2006	25,000,000	24,989,031
Fox Trot CDO, Inc., 5.34%, 8/16/2006	25,000,000	24,944,375
Giro Funding US Corp., 5.325%, 8/4/2006	75,000,000	74,966,719
Grampian Funding Ltd., 5.03%, 10/25/2006	50,000,000	49,406,181
Greyhawk Funding LLC, 5.31%, 8/8/2006	20,000,000	19,979,350
IXIS Commercial Paper Corp., 5.16%, 12/5/2006	15,000,000	14,729,100
K2 (USA) LLC, 5.15%, 11/27/2006	43,000,000	42,274,136
KBC Financial Products International Ltd., 5.04%, 10/20/2006	30,000,000	29,664,000
Lake Constance Funding LLC, 5.41%, 10/19/2006	30,000,000	29,643,842
Monument Gardens Funding LLC:
5.36%, 8/21/2006	50,000,000	49,851,111
5.38%, 8/21/2006	40,000,000	39,880,444
Nieuw Amsterdam Receivables Corp., 5.265%, 8/4/2006	17,016,000	17,008,534
Tulip Funding Corp., 5.4%, 8/30/2006	50,000,000	49,782,500
Verizon Communications, Inc.:
5.34%, 8/8/2006	25,000,000	24,974,042
5.39%, 8/18/2006	65,000,000	64,834,557
5.4%, 8/14/2006	30,000,000	29,941,500
5.4%, 8/16/2006	40,000,000	39,910,000
5.42%, 8/18/2006	11,608,000	11,578,290

Total Commercial Paper (Cost $638,357,712)		638,357,712
Short-Term Notes* 48.5%
Alliance & Leicester PLC, 5.335%, 12/1/2006	50,000,000	50,000,000
American Express Centurion Bank, 5.39%, 3/22/2007	30,000,000	30,005,333
American Honda Finance Corp.:
144A, 5.12%, 11/7/2006	110,000,000	110,000,000
5.454%, 9/21/2006	65,500,000	65,504,917
Australia & New Zealand Banking Group Ltd., 5.4%, 7/23/2007	20,000,000	20,000,000
Bank of Ireland, 144A, 5.348%, 11/17/2006	100,000,000	100,000,000

Barclays Bank PLC, 5.278%, 4/4/2007	125,000,000	124,983,370
BMW US Capital LLC, 144A, 5.368%, 4/18/2010	20,000,000	20,000,000
BNP Paribas:
5.338%, 6/13/2007	50,000,000	50,000,000
5.363%, 10/26/2006	35,000,000	35,000,000
Canadian Imperial Bank of Commerce:
5.33%, 12/4/2006	17,000,000	17,004,483
5.448%, 7/13/2007	45,000,000	45,005,819
Cancara Asset Securitization LLC, 144A, 5.318%, 8/15/2006	40,000,000	39,999,689
CIT Group, Inc., 5.37%, 2/15/2007	33,000,000	33,034,403
Commonwealth Bank of Australia, 5.37%, 8/24/2007	30,000,000	30,000,000
Dexia Banque Belgique, 5.34%, 8/30/2006	30,000,000	29,999,525
DNB Nor Bank ASA, 5.375%, 6/25/2007	30,000,000	30,000,000
Dorada Finance, Inc., 5.296%, 11/1/2006	30,000,000	29,999,244
Greenwich Capital Holdings:
5.306%, 10/2/2006	40,000,000	40,000,000
5.309%, 11/13/2006	40,000,000	40,000,000
5.349%, 8/21/2006	30,000,000	30,000,000
HSBC Finance Corp.:
5.324%, 2/6/2007	30,000,000	30,000,000
5.435%, 10/19/2006	30,000,000	30,006,090
HSBC USA, Inc., 5.348%, 12/15/2006	150,000,000	150,000,000
International Business Machine Corp., 5.335%, 12/8/2010	30,000,000	30,000,000
Intesa Bank Ireland PLC, 5.385%, 7/25/2007	21,000,000	21,000,000
Marshall & Ilsley Bank, 5.348%, 12/15/2006	35,000,000	35,000,000
Merrill Lynch & Co., Inc.:
5.345%, 2/27/2007	37,000,000	37,028,229
5.348%, 9/15/2007	50,000,000	50,000,000
5.382%, 8/24/2007	45,000,000	45,000,000
5.401%, 2/2/2007	30,000,000	30,000,000
5.53%, 4/20/2007	20,000,000	20,025,382
5.562%, 2/27/2007	25,000,000	25,026,846
Morgan Stanley, 5.382%, 2/5/2007	50,000,000	50,000,000
Natexis Banque Populaires:
5.31%, 11/22/2006	70,000,000	70,000,000
5.367%, 5/14/2007	50,000,000	50,000,000
Nordea Bank AB, 5.325%, 4/8/2011	30,000,000	30,000,000
Skandinaviska Enskilda Banken:
5.335%, 2/9/2011	50,000,000	50,000,000
5.358%, 8/18/2006	25,000,000	25,000,000
The Bear Stearns Companies, Inc., 5.372%, 9/18/2006	140,000,000	140,000,000
The Goldman Sachs Group, Inc., 5.342%, 8/18/2006	34,070,000	34,073,091
UniCredito Italiano Bank (Ireland) PLC, 5.355%, 3/9/2007	42,000,000	42,000,000
UniCredito Italiano SpA, 5.217%, 9/8/2006	30,000,000	29,998,749
Wells Fargo Bank, NA, 5.276%, 8/7/2006	61,000,000	60,999,847

Total Short-Term Notes (Cost $2,055,695,017)		2,055,695,017
Asset Backed 0.2%
Interstar Millennium, “A1”, Series 2006-G, 5.38% *, 5/25/2011 (Cost $10,000,000)	10,000,000	10,000,000
Funding Agreements 1.2%
New York Life Insurance Co., 5.506% *, 9/19/2006 (Cost $50,000,000)	50,000,000	50,000,000
Promissory Notes 4.4%
The Goldman Sachs Group, Inc., 5.17% *, 11/13/2006 (Cost $185,000,000)	185,000,000	185,000,000
Time Deposit 6.5%
Banco Bilbao Vizcaya Argentaria SA, 5.31%, 8/1/2006	200,000,000	200,000,000
Societe Generale, 5.3%, 8/1/2006	75,000,000	75,000,000

Total Time Deposit (Cost $275,000,000)		275,000,000
Repurchase Agreements 9.5%

BNP Paribas, 5.29%, dated 7/31/2006, to be repurchased at $180,026,450 on 8/1/2006 (a)	180,000,000	180,000,000
Greenwich Capital Markets, Inc., 5.29%, dated 7/31/2006, to be repurchased at $220,032,328 on 8/1/2006 (b)	220,000,000	220,000,000
State Street Bank and Trust Co., 4.92%, dated 7/31/2006, to be repurchased at $1,678,229 on 8/1/2006 (c)	1,678,000	1,678,000

Total Repurchase Agreements (Cost $401,678,000)		401,678,000
	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $ 4,266,667,928)	100.6	4,266,667,928
Other Assets and Liabilities, Net	(0.6)	(26,637,883)

Net Assets	100.0	4,240,030,045

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

*

Floating rate notes are securities whose yields vary with a designated market index or market rate, such as the coupon-equivalent of the US Treasury bill rate. These securities are shown at their current rate as of July 31, 2006.

**	Annualized yield at time of purchase; not a coupon rate.
(a)	Collateralized by:

Principal			Maturity	Collateral
Amount ($)	Security	Rate (%)	Date	Value ($)
66,660,000	Federal Home Loan Bank	4.625	8/8/2007	67,699,231
114,329,000	Federal National Mortgage Association	5.0-5.25	2/27/2008-8/1/2012	115,902,737
Total Collateral Value				183,601,968

(b)	Collateralized by:

Principal			Maturity	Collateral
Amount ($)	Security	Rate (%)	Date	Value ($)
71,448,436	Federal Home Loan Mortgage Corp.	5.0-6.0	9/15/2015-2/15/2032	68,446,897
11,342,464	Federal Home Loan Mortgage Corp. - Principal Only	-	4/15/2036	11,046,384
69,701,435	Federal National Mortgage Association	4.0-6.32	8/15/2008-7/25/2043	67,190,236
79,619,908	Government National Mortgage Association	2.578-5.153	2/16/2018-3/16/2025	77,721,266
Total Collateral Value				224,404,783

(c)	Collateralized by $1,760,000 US Treasury Note, 3.5%, maturing on 8/15/2009 with a value of $1,716,000.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

Principal Only: Principal Only (PO) bonds represent the “principal only” portion of payments on a pool of underlying mortgages or mortgage-backed securities.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Money Market Portfolio, a series of Cash Account Trust

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	September 22, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:	Money Market Portfolio, a series of Cash Account Trust

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	September 22, 2006

By:	/s/Paul Schubert
Paul Schubert

Chief Financial Officer and Treasurer

Date:	September 22, 2006